INCOME TAXES	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
INCOME TAXES	INCOME TAXES
The major components of income tax recovery (expense) for the year ended December 31 are as follows:

(MILLIONS)	2025	2024	2023
Income tax recovery (expense) applicable to:
Current taxes
Attributed to the current period	$(215)	$(131)	$(128)
Investment and production tax credits	464	291	—
	249	160	(128)
Deferred taxes
Income taxes – origination and reversal of temporary differences	501	144	213
Relating to change in tax rates / imposition of new tax laws	(35)	—	—
(Increase) decrease in tax assets not recognized	(101)	(113)	(37)
	365	31	176
Total income tax recovery	$614	$191	$48
The major components of deferred income tax (expense) recovery for the year ended December 31 recorded directly to other comprehensive income are as follows:

(MILLIONS)	2025	2024	2023
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$(13)	$50	$(15)
Other	7	—	5
Revaluation surplus
Origination and reversal of temporary differences	(913)	(1,544)	77
Relating to changes in tax rates / imposition of new tax laws	160	—	1
	$(759)	$(1,494)	$68
Brookfield Renewable’s effective income tax recovery (expense) for the year ended December 31 is different from its recovery at its statutory income tax rate due to the differences below:

(MILLIONS)	2025	2024	2023
Statutory income tax (expense) recovery(1)	$(28)	$58	$(165)
(Increase) reduction resulting from:
Increase in tax assets not recognized	(101)	(96)	(11)
Portion of gains (losses) subject to different tax rates	218	(39)	76
Differences between statutory rate and future tax rate and tax rate changes	(35)	—	—
Non-controlling interest	14	59	98
Subsidiaries’ income taxed at different rates	(45)	8	49
Investment and production tax credits (net of deferred tax)	430	207	—
Other	161	(6)	1
Effective income tax recovery	$614	$191	$48
(1)Statutory income tax expense is calculated using domestic rates applicable to the profits in the relevant country.
The above reconciliation has been prepared by aggregating the information for all of Brookfield Renewable’s subsidiaries using the domestic rate in each tax jurisdiction.
Brookfield Renewable’s effective income tax rate was (626.5)% for the year ended December 31, 2025 (2024: 95.5% and 2023: (8.5)%). The effective tax rate is different than the statutory rate primarily due to investment and production tax credits, gains subject to different tax rates, a reorganization at Neoen, changes in tax assets not recognized, rate differentials, and non-controlling interest income not subject to tax.
During the year, Neoen’s organization structure was simplified following privatization. This reorganization led to the forfeiture of certain tax losses and a concurrent rebasing of certain assets for tax purposes which resulted in a current tax expense of $47 million and a deferred income tax recovery of $208 million, the impact of which is presented within the Other line of the rate reconciliation above.
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets as at December 31:

(MILLIONS)	2025	2024	2023
Less than four years	$7	$12	$12
Thereafter	462	252	166
The deferred tax assets and liabilities of the following temporary differences have been recognized in the consolidated financial statements for the year ended December 31:

(MILLIONS)	Non-capital losses	Difference between tax and carrying value	Net deferred tax (liabilities) assets
As at January 1, 2023	$1,273	$(7,604)	$(6,331)
Recognized in net income	101	75	176
Recognized in equity	—	113	113
Business combinations and disposals	78	(268)	(190)
Foreign exchange	6	(704)	(698)
As at December 31, 2023	1,458	(8,388)	(6,930)
Recognized in net income	(95)	126	31
Recognized in equity	—	(1,521)	(1,521)
Business combinations and disposals	215	(429)	(214)
Foreign exchange	(55)	580	525
As at December 31, 2024	1,523	(9,632)	(8,109)
Recognized in net income	(80)	445	365
Recognized in equity	(5)	(674)	(679)
Business combinations and disposals	(166)	522	356
Foreign exchange	13	(848)	(835)
As at December 31, 2025	$1,285	$(10,187)	$(8,902)

The deferred income tax assets related to losses available for carryforward include $171 million (2024: $88 million and 2023: nil) of tax benefits that have been recognized based on projections of future taxable profits. In addition, Brookfield Renewable also considers tax planning opportunities that will create taxable income in the period in which the unused tax losses can be utilized.

Deferred income tax liabilities includes $8,820 million (2024: $8,454 million and 2023: $6,885 million) of liabilities which relate to property, plant and equipment revaluations included in equity.

The unrecognized taxable temporary difference attributable to Brookfield Renewable’s interest in its subsidiaries, branches, associates, and joint ventures is $4,532 million (2024: $4,889 million and 2023: $5,203 million).